Derivatives	12 Months Ended
Dec. 31, 2025
Derivatives Instruments [Abstract]
Derivatives	Derivatives
The Group enters into derivative financial instruments to manage its interest rate and foreign exchange risk. Derivative instruments are initially and subsequently measured at fair value with changes to fair value recognized immediately within funding costs in the consolidated statements of profit or loss.
When the fair value of derivative instruments is positive, they are carried as assets and carried as liabilities when their fair value is negative.
As of December 31, 2025 and 2024, Klarna had entered into derivatives with the gross nominal amount of $8.3 billion and $7.4 billion, respectively. The Group’s derivatives are composed of:

December 31, 2025
	Fair value		Nominal amount
Derivatives designated in a hedged relationship	Positive	Negative
Interest rate swaps ...........................................................................................	$2	$(1)	$2,883
Total .....................................................................................................................	$2	$(1)	$2,883

	Fair value		Nominal amount
Derivatives not designated in a hedged relationship	Positive	Negative
Currency forwards ............................................................................................	$20	$(12)	$5,413
Total .....................................................................................................................	$20	$(12)	$5,413

December 31, 2024
	Fair value		Nominal amount
Derivatives designated in a hedged relationship	Positive	Negative
Interest rate swaps ...........................................................................................	$4	$(1)	$3,805
Total .....................................................................................................................	$4	$(1)	$3,805

	Fair value		Nominal amount
Derivatives not designated in a hedged relationship	Positive	Negative
Currency forwards ............................................................................................	$6	$(60)	$3,588
Total .....................................................................................................................	$6	$(60)	$3,588
Foreign exchange derivatives
Foreign exchange derivatives are not designated in a hedge accounting relationship and had contractual maturities within six months of December 31, 2025 and four months of December 31, 2024, respectively.
Derivatives designated in a hedge relationship
Fair value hedges
The Group holds short- and medium-term consumer deposits which are subject to changes in fair value due to fluctuations in the underlying interest rate benchmark, which is typically the most significant component of the overall fair value change. The Group uses interest rate swaps as the hedging instrument to reduce the impact of fair value changes in the consumer deposits (hedged item) due to changes in the underlying interest rate benchmark.
For hedges of interest rate risk, ineffectiveness can arise due to mismatches of critical terms and/or the use of different curves to discount the hedged item and instrument, as in, for example, a mismatch between the reset frequency of the swap and the benchmark frequency.

December 31, 2025
		Carrying amount		Change in fair value used to calculate hedge ineffectiveness	Ineffectiveness recognized in funding costs
Fair value hedges: Hedging instrument and ineffectiveness	Nominal amount	Positive	Negative
Interest rate risk .........................	$2,883	$2	$(1)	$(3)	$—
Total ..............................................	$2,883	$2	$(1)	$(3)	$—

December 31, 2024
		Carrying amount		Change in fair value used to calculate hedge ineffectiveness	Ineffectiveness recognized in funding costs
Fair value hedges: Hedging instrument and ineffectiveness	Nominal amount	Positive	Negative
Interest rate risk .........................	$3,805	$4	$(1)	$(5)	$—
Total ..............................................	$3,805	$4	$(1)	$(5)	$—

	December 31, 2025	December 31, 2024
Fair value hedges: Designated hedged item
Consumer deposits .....................................................................................................................	$2,883	$3,805
Of which: the accumulated amount of fair value adjustment ..........................................	$(1)	$6

	Maturity 2025			Maturity 2024
	Within 3 months	> 3 months and < 12 months	> 12 months	Within 3 months	> 3 months and < 12 months	> 12 months
Fair value hedges: Maturity of the nominal amount of the hedge instrument
Interest rate risk ..............................................	$898	$1,557	$428	$833	$2,000	$972
Average fixed interest rate ...........................	2.2%	1.9%	1.9%	3.5%	2.8%	2.2%